Property, Plant and Equipment - Changes in Property, Plant and Equipment (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses	₩ 136,372	₩ 29,488	₩ 79,593
Display CGU [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses	₩ 1,236,563